UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811–09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	1/31/2004

Date of reporting period:	1/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Portfolio of Investments

as of January 31, 2004

Principal Amount (000)	Description	Value (Note 1)

Bank Note 0.5%

	Bank One N.A.
$60,000	1.30%, 8/4/04	$60,000,000

Certificates of Deposit - Canadian 1.6%

	Bank of Nova Scotia
100,000	1.19%, 7/30/04	99,995,060
	Toronto Dominion Bank
100,000	1.05%, 2/17/04	100,000,000

		199,995,060

Certificates of Deposit - Domestic 0.7%

	Bank of the West San Francisco
70,000	1.08%, 3/17/04	70,000,000
	Wells Fargo Bank N.A.
15,000	1.05%, 2/2/04	15,000,002

		85,000,002

Certificates of Deposit - Eurodollar 10.4%

	Australia & New Zealand Banking
80,000	1.05%, 2/6/04	80,000,111
	Banco Bilbao Vizcaya
50,000	1.13%, 3/15/04	50,000,000
	Depfa Bank PLC
110,000	1.125%, 3/12/04	110,000,000
	HBOS Treasury Services PLC
225,000	1.12%, 2/23/04	225,000,000
200,000	1.10%, 3/17/04	200,000,000
125,000	1.33%, 10/18/04	125,000,000
	National Australia Bank Ltd.
75,000	1.14%, 7/9/04	75,000,000
50,000	1.13%, 7/13/04	50,000,000
	Unicredito Italiano SpA
120,000	1.115%, 3/5/04	119,999,444
300,000	1.11%, 3/12/04	300,000,000

		1,334,999,555

Certificates of Deposit - Yankee 14.8%

	Abbey National Treasury
100,000	1.40%, 11/3/04	99,988,663

See Notes to Financial Statements

Dryden Core Investment Fund/Taxable Money Market Series.	1

Portfolio of Investments

as of January 31, 2004 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	BNP Paribas SA
150,000	1.10%, 3/1/04	$150,000,000
100,000	1.10%, 3/3/04	100,000,000
25,000	1.33%, 4/13/04	25,000,000
50,000	1.15%, 7/22/04	49,997,639
122,000	1.25%, 1/27/05	121,981,882
	Credit Agricole Indosuez
90,000	1.23%, 8/4/04	89,995,433
	Credit Suisse First Boston
250,000	1.03%, 2/20/04	250,000,000
	Danske Bank
50,000	1.33%, 4/16/04	50,000,000
133,000	1.29%, 10/18/04	132,990,520
	HSH Nordbank AG
100,000	1.17%, 10/29/04	100,000,000
	Natexis Banque Populaires
123,000	1.10%, 3/17/04	123,000,000
	Royal Bank Scotland PLC
130,000	1.43%, 3/1/05	129,972,059
	Societe Generale
50,000	1.33%, 3/31/04	50,000,000
25,000	1.16%, 4/12/04	24,999,756
215,000	1.045%, 12/10/04	214,935,022
	UBS AG
80,000	1.20%, 3/17/04	80,000,000
100,000	1.285%, 2/23/05	99,994,686

		1,892,855,660

Commercial Paper 31.2%

	Alliance & Leicester
50,000	1.09%, 3/12/04	49,939,444
60,000	1.09%, 3/16/04	59,920,067
25,000	1.09%, 3/19/04	24,964,424
	Asset Securitization Cooperative Corporation
100,000	1.04%, 2/26/04	99,927,778
	BASF AG
50,000	1.04%, 3/16/04	49,936,444
	Bradford & Bingley PLC
50,000	1.10%, 3/9/04	49,943,472
	Branch Banking & Trust Co.
50,000	1.105%, 2/10/04	49,999,806

See Notes to Financial Statements

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Principal Amount (000)	Description	Value (Note 1)

	Citicorp, Inc.
25,000	1.04%, 2/25/04	$24,982,666
60,000	1.04%, 3/8/04	59,937,600
	Citigroup Global Markets Holdings, Inc.
125,000	1.03%, 2/26/04	124,910,590
	Countrywide Funding Corp.
50,000	1.10%, 2/2/04	49,998,472
	DaimlerChrysler Revolving Auto
28,007	1.08%, 2/10/04	27,999,438
	Falcon Asset Securitization Corp.
42,000	1.10%, 2/3/04	41,997,434
200,000	1.03%, 2/23/04	199,874,111
88,217	1.04%, 2/27/04	88,150,739
	FCAR Owner Trust Series I
75,000	1.05%, 2/17/04	74,965,000
	Greenwich Capital Holdings, Inc.
250,000	1.04%, 2/5/04	249,971,111
40,000	1.03%, 2/17/04	39,981,689
	ING U.S. Funding LLC
70,000	1.11%, 4/14/04	69,842,442
	Long Lane Master Trust
90,000	1.04%, 3/24/04	89,864,800
	Merrill Lynch & Co., Inc.
125,000	1.03%, 2/26/04	124,910,590
	Nationwide Building Society
100,000	1.11%, 2/24/04	99,929,083
	New Center Asset Trust
76,000	1.095%, 3/19/04	75,891,352
	Nordea North America Inc.
100,000	1.03%, 2/27/04	99,925,611
	Nordeutsche Landesbank Luxembourg
30,000	1.06%, 2/19/04	29,984,100
31,000	1.10%, 3/4/04	30,969,689
	Nyala Funding LLC
81,000	1.16%, 2/18/04	80,955,630
	Prudential PLC
72,000	1.11%, 3/3/04	71,931,180
81,525	1.08%, 3/8/04	81,436,953
10,000	1.09%, 3/10/04	9,988,495
115,000	1.09%, 3/15/04	114,850,276
	San Paulo US Finance
80,000	1.10%, 3/4/04	79,921,778

See Notes to Financial Statements

Dryden Core Investment Fund/Taxable Money Market Series.	3

Portfolio of Investments

as of January 31, 2004 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Santander Finance
50,000	1.12%, 3/24/04	$49,919,111
140,000	1.13%, 4/14/04	139,679,206
180,000	1.175%, 4/20/04	179,535,875
	Sheffield Receivables Corp.
50,000	1.04%, 2/3/04	49,997,111
45,110	1.04%, 2/20/04	45,085,240
	Sony Global Treasury Services
75,000	1.12%, 2/20/04	74,955,667
	Spintab/Swedmortgage AB
60,000	1.09%, 3/16/04	59,920,067
	Stadshypotek Delaware, Inc.
100,000	1.09%, 3/18/04	99,860,722
25,000	1.09%, 3/22/04	24,962,153
74,000	1.12%, 4/8/04	73,845,751
	Toronto Dominion Holdings
270,000	1.06%, 2/13/04	269,904,600
	Triple A One Funding Corp.
41,437	1.05%, 2/10/04	41,426,123
	Tulip Funding Corp.
300,000	1.09%, 2/2/04	299,990,916
	Westpac Capital Corp.
61,000	1.095%, 3/24/04	60,903,518
	Windmill Funding Corp.
90,000	1.08%, 2/6/04	89,986,500

		3,987,774,824

Loan Participation 0.4%

	Countrywide Home Loans
55,000	1.09%, 2/23/04(c)
	(cost $55,000,000; purchased 1/23/04)	55,000,000

Municipal Bonds 0.2%

	Delaware Econ. Dev. Auth. Rev.,
	Delmarva Pwr. & Lt. Co. Proj.
16,100	1.38%, 2/29/04(b)	16,100,000
13,700	1.38%, 2/29/04(b)	13,700,000

		29,800,000

See Notes to Financial Statements

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Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 16.5%

	American Express Credit Corp. M.T.N.
44,000	1.15%, 2/5/04(b)	$44,000,000
	Caterpillar Financial Services, Inc. M.T.N.
25,000	1.27%, 2/10/04(b)	25,029,409
	General Electric Capital Assurance Co.
50,000	1.18%, 7/22/04(c)
	(cost $50,000,000; purchased 7/17/03)	50,000,000
	General Electric Capital Corp. M.T.N.
111,000	1.19%, 2/9/04(b)	111,005,802
25,000	1.18%, 2/16/05(b)	25,001,430
	Goldman Sachs Group, Inc.
50,000	1.13%, 3/8/04(b)(c)(d)
	(cost $50,000,000; purchased 10/9/03)	50,000,000
150,000	1.13%, 6/30/04(b)(c)(d)
	(cost $150,000,000; purchased 12/23/03)	150,000,000
	Goldman Sachs Group, Inc. M.T.N
315,000	1.312%, 3/15/04(b)	315,359,043
	JP Morgan Chase & Co. M.T.N.
45,000	1.285%, 2/5/04(b)	45,000,615
	Merrill Lynch & Co., Inc. M.T.N.
170,000	1.10%, 2/4/05(b)	170,000,000
184,000	1.235%, 2/11/04(b)	184,000,000
	Metropolitan Life Insurance Co.
58,000	1.265%, 10/4/04(b)	58,000,000
88,000	1.23%, 10/25/04(b)	88,000,000
	Morgan Stanley Group, Inc. M.T.N.
200,000	1.10%, 2/4/04(b)	200,000,000
100,000	1.22%, 2/17/04(b)	100,000,000
225,000	1.11%, 2/27/04(b)	225,000,000
	Pacific Life Insurance Co.
36,000	1.288%, 1/14/05(b)(c)
	(cost $36,000,000; purchased 12/15/03)	36,000,000
	Royal Bank of Canada M.T.N.
70,000	1.09%, 2/10/04(b)	70,000,000
	Travelers Insurance Co.
50,000	1.22%, 2/25/04(b)(c)	50,000,000
25,000	1.27%, 2/25/04(b)(c)
	(cost $25,000,000; purchased 2/25/03)	25,000,000
	United Omaha Life Insurance Co.
80,000	1.35%, 12/5/04(b)(c)
	(cost $80,000,000; purchased 12/03/03)	80,000,000

		2,101,396,299

See Notes to Financial Statements

Dryden Core Investment Fund/Taxable Money Market Series.	5

Portfolio of Investments

as of January 31, 2004 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agencies 20.3%

	Federal Home Loan Banks
22,785	3.75%, 4/15/04	$22,895,496
130,000	1.136%, 4/28/04	129,644,992
85,000	1.25%, 7/2/04	85,000,000
49,050	1.096%, 7/28/04	48,785,648
83,100	1.096%, 7/30/04	82,647,105
130,000	1.47%, 2/28/05	130,000,000
	Federal Home Loan Mortgage Corp.
71,300	1.142%, 2/13/04	71,273,025
150,000	1.157%, 2/17/04	149,923,333
50,000	1.15%, 3/1/04	49,953,681
12,000	1.167%, 3/12/04	11,984,533
160,115	2.233%, 4/1/04	159,818,787
120,098	1.122%, 4/23/04	119,792,984
83,191	1.168%, 5/20/04	82,898,815
100,000	1.36%, 8/6/04	99,990,957
100,000	1.43%, 9/3/04	100,000,000
150,000	1.50%, 11/30/04	150,000,000
150,000	1.52%, 12/24/04	150,000,000
	Federal National Mortgage Association
10,000	1.126%, 2/4/04	9,999,067
30,000	4.75%, 3/15/04	30,128,236
145,362	1.158%, 3/18/04	145,148,399
28,277	5.625%, 5/14/04	28,612,641
50,816	1.101%, 7/28/04	50,540,874
150,000	1.10%, 8/9/04	149,133,750
29,000	6.50%, 8/15/04	29,815,486
15,000	1.50%, 9/24/04	14,999,088
150,000	1.35%, 10/19/04	150,000,000
100,000	1.35%, 10/22/04	100,000,000
60,000	1.43%, 11/15/04	60,000,000
50,000	1.50%, 11/16/04	50,000,000
125,000	1.18%, 2/8/05	125,000,000

		2,587,986,897

See Notes to Financial Statements

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(e) 6.5%

	Goldman Sachs Group, Inc. Tri Party
185,000	1.04% dated 1/30/04 due 2/2/04, in the amount of $185,000,000, repurchase price $185,016,033. The value of collateral including accrued interest is $188,700,000.	$185,000,000
	Goldman Sachs Group, Inc. Tri Party
205,098	1.05% dated 1/30/04 due 2/2/04, in the amount of $205,098,000, repurchase price $205,115,946. The value of collateral including accrued interest is $209,200,703.	205,098,000
	Greenwich Capital Management Tri Party
135,000	1.03% dated 1/30/04 due 2/2/04, in the amount of $135,000,000, repurchase price $135,011,588. The value of collateral including accrued interest is $137,700,339.	135,000,000
175,000	1.05% dated 1/30/04 due 2/2/04, in the amount of $175,000,000, repurchase price $175,015,313. The value of collateral including accrued interest is $178,500,331.	175,000,000
	JP Morgan Chase & Co. Tri Party
130,000	1.05% dated 1/30/05 due 2/2/04, in the amount of $130,000,000, repurchase price $130,011,375. The value of collateral including accrued interest is $130,602,821.	130,000,000

		830,098,000

	Total Investments 103.1% (amortized cost $13,164,906,297)(a)	13,164,906,297
	Liabilities in excess of other assets (3.1%)	(395,326,345)

	Net Assets 100%	$12,769,579,952

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Indicates illiquid securities. The aggregate cost of such securities was $496,000,000. The aggregate value of $496,000,000 is approximately 3.9% of net assets.
(d)	Indicates securities restricted to resale. The aggregate cost of such securities was $200,000,000. The aggregate value of $200,000,000 is approximately 1.6% of net assets.
(e)	Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
LLC—Limited	Liability Company.
M.T.N.—Medium	Term Note.
N.A.	—National Association (National Bank).

See Notes to Financial Statements

Dryden Core Investment Fund/Taxable Money Market Series.	7

Statement of Assets and Liabilities

as of January 31, 2004

Assets

Investments, at amortized cost which approximates market value	$13,164,906,297
Cash	601
Interest receivable	17,456,435
Prepaid expenses	65,929

Total assets	13,182,429,262

Liabilities

Payable for investments purchased	409,105,809
Dividend payable	3,539,777
Management fee payable	105,046
Accrued expenses	98,678

Total liabilities	412,849,310

Net Assets	$12,769,579,952

Net assets were comprised of:
Common stock, at par	$12,769,601
Paid-in capital in excess of par	12,756,810,351

Net assets January 31, 2004	$12,769,579,952

Net asset value, offering price and redemption price per share ($12,769,579,952 ÷ 12,769,601,055 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements

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Statement of Operations

Year Ended January 31, 2004

Net Investment Income

Income
Interest	105,996,058

Expenses
Management fee	1,400,000
Custodian’s fees and expenses	520,000
Transfer agent’s fees and expenses	101,000
Trustees’ fees	72,000
Legal fees and expenses	47,000
Reports to shareholders	38,000
Audit fee	29,000
Miscellaneous	113,288

Total expenses	2,320,288

Net investment income	103,675,770

Net Realized Gain On Investments:

Net realized gain on investment transactions	71,599

Net Increase In Net Assets Resulting From Operations	$103,747,369

See Notes to Financial Statements

Dryden Core Investment Fund/Taxable Money Market Series.	9

Statement of Changes in Net Assets

	Year Ended January 31,
	2004	2003
Increase In Net Assets

Operations
Net investment income	$103,675,770	$130,508,651
Net realized gain on investment transactions	71,599	30,881

Net Increase in net assets resulting from operations	103,747,369	130,539,532

Dividends and distributions (Note 1)	(103,747,369)	(130,560,635)

Series share transactions (at $1 per share)
Net proceeds from shares subscribed	62,345,442,822	44,654,738,558
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	102,228,874	131,203,483
Cost of shares reacquired	(56,732,014,976)	(44,456,700,889)

Net increase in net assets from Series share transactions	5,715,656,720	329,241,152

Total increase	5,715,656,720	329,220,049

Net Assets

Beginning of year	7,053,923,232	6,724,703,183

End of year	$12,769,579,952	$7,053,923,232

See Notes to Financial Statements

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Notes to Financial Statements

Dryden Core Investment Fund (the “Fund”), formerly known as the Prudential Core Investment Fund, is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series—the Taxable Money Market Series (the ‘Series’), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series’ investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At January 31, 2004, 100% of the shares outstanding were owned by such entities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: The Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Fund at January 31, 2004 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Dryden Core Investment Fund/Taxable Money Market Series.	11

Notes to Financial Statements

Cont’d

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The

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subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the year ended January 31, 2004, the costs were at an annual rate of .016% of the Series’ average daily net assets.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. During the year ended January 31, 2004, the Series incurred fees of approximately $100,000 for the services of PMFS. As of January 31, 2004, $8,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Distributions and Tax Information

For the years ended January 31, 2004 and January 31, 2003, the tax character of dividends paid of $103,747,369 and $130,560,635, respectively, was ordinary income.

As of January 31, 2004, the accumulated undistributed earnings on a tax basis consisted of $3,539,777 of ordinary income.

Note 5. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP for the periods ended January 31, 2003, 2002 and 2001 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Core Investment Fund/Taxable Money Market Series.	13

Financial Highlights

	Year Ended January 31,			September 18, 2000(a) Through January 31, 2001
	2004	2003	2002

Per Share Operating Performance: Net Asset Value, Beginning Of Period	$1.00	$1.00	$1.00	$1.00

Net investment income and net realized gains	.01	.02	.04	.02
Dividends and distributions to shareholders	(.01)	(.02)	(.04)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return(b):	1.20%	1.85%	4.12%	2.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,769,580	$7,053,923	$6,724,703	$2,754,036
Average net assets (000)	$8,669,076	$7,105,089	$5,289,046	$2,150,413
Ratios to average net assets:
Expenses	0.03%	0.03%	0.03%	0.03	%(c)
Net investment income	1.20%	1.84%	3.66%	6.58	%(c)

(a)	Commencement of investment operations.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements

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Independent Auditors’ Report

The Board of Trustees and Shareholders of

Dryden Core Investment Fund/Taxable Money Market Series

We have audited the accompanying statement of assets and liabilities of the Dryden Core Investment Fund/Taxable Money Market Series, formerly known as the Prudential Core Investment Fund/Taxable Money Market Series (the “Series”), including the Portfolio of investments, as of January 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the periods presented through January 31, 2003, were audited by other auditors, whose report dated, March 18, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dryden Core Investment Fund/Taxable Money Market Series as of January 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York

March 18, 2004

Dryden Core Investment Fund/Taxable Money Market Series.	15

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 2, 2003. At such meetings the shareholders approved the following proposals:

1)	To approve the election of ten (10) directors to the Board of Trustees, as follows:

•	David E.A. Carson
•	Robert E. La Blanc
•	Robert F. Gunia
•	Douglas H. McCorkindale
•	Stephen P. Munn†
•	Richard A. Redeker
•	Judy A. Rice
•	Robin B. Smith
•	Stephen Stoneburn
•	Clay T. Whitehead

The result of the proxy solicitation on the preceding matter was:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E.A. Carson	6,280,242,095	—	—	—
Robert E. La Blanc	6,280,242,095	—	—	—
Robert F. Gunia	6,280,242,095	—	—	—
Douglas H. McCorkindale	6,280,242,095	—	—	—
Stephen P. Munn†	6,280,242,095	—	—	—
Richard A. Redeker	6,280,242,095	—	—	—
Judy A. Rice	6,280,242,095	—	—	—
Robin B. Smith	6,280,242,095	—	—	—
Stephen Stoneburn	6,280,242,095	—	—	—
Clay T. Whitehead	6,280,242,095	—	—	—

†Mr.	Munn ceased being a trustee effective November 30, 2003.

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2)	To Permit the Manager to Enter into, or make material changes to, Subadvisory Agreements without shareholder approval.

For	Against	Abstain
6,280,242,095	—	—

3)	To Permit an amendment to the Management Contract Between PI and the Company.

For	Against	Abstain
6,280,242,095	—	—

4a)	To approve changes to fundamental investment restrictions or policies, relating to: fund diversification.

For	Against	Abstain
6,280,242,095	—	—

4b)	To approve changes to fundamental investment restrictions or policies, relating to: issuing senior securities, borrowing money or pledging assets.

For	Against	Abstain
6,280,242,095	—	—

4c)	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling real estate.

For	Against	Abstain
6,280,242,095	—	—

4d)	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling commodities and commodity contracts.

For	Against	Abstain
6,280,242,095	—	—

4e)	To approve changes to fundamental investment restrictions or policies, relating to: fund concentration.

For	Against	Abstain
6,280,242,095	—	—

Dryden Core Investment Fund/Taxable Money Market Series.	17

4f)	To approve changes to fundamental investment restrictions or policies, relating to: making loans.

For	Against	Abstain
6,280,242,095	—	—

4g)	To approve changes to fundamental investment restrictions or policies, relating to: other investment restrictions, including investing in securities of other investment companies.

For	Against	Abstain
6,280,242,095	—	—

5)	To approve amendments to the Company’s Articles of Incorporation.

For	Against	Abstain
6,280,242,095	—	—

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Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by Prudential Investments LLC (“PI”).

Independent Trustees2

David E.A. Carson (69), Trustee since 20033 Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Trustee since 19993 Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Director of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Trustee since 20033 Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:4 Trustee of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (60), Trustee since 20033 Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

Robin B. Smith (64), Trustee since 19993 Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Dryden Core Investment Fund/Taxable Money Market Series.	19

Stephen Stoneburn (60), Trustee since 19993 Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (65), Trustee since 19993 Oversees 96 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustees1

Judy A. Rice (55), President since 2000 and Trustee since 20003 Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (Prudential Securities); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Robert F. Gunia (57), Vice President and Trustee since 19993 Oversees 179 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

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Information pertaining to the Officers of the Fund is set forth below.

Officers2

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 20023

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Jonathan D. Shain (45), Secretary since 20013

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1998).

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19993

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

[1]	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadvisers (Prudential Investment Management, Inc. or PIM), (Bank of Ireland Asset Management (U.S.) Limited or BIAM) or (Jennison Associations LLC or Jennison) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

[4]	This column includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional information about the Fund’s Trustees is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Dryden Core Investment Fund/Taxable Money Market Series.	21

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)    Audit Fees

For the fiscal year ended January 31, 2004 KPMG LLP, the Registrant’s principal accountant, billed the Registrant $15,400 (for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year 2003, so no information is provided for FY2003.

(b)    Audit-Related Fees

None.

( c)    Tax Fees

None.

(d)    All Other Fees

None.

(e) (1)    Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
■	Federal, state and local income tax compliance; and,
■	Sales and use tax compliance

➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the

Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)–(2) Percentage of services referred to in 4(b)–(4)(d) that were approved by the audit committee – Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

N/A to Registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h)	Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Submission of matters to a vote of security holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Core Investment Fund

By (Signature and Title)*	/S/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary

Date	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	March 26, 2004

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 26, 2004

*  Print the name and title of each signing officer under his or her signature.